As filed with the U.S. Securities and Exchange Commission on January 8, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Updated April 6, 2023

Item 1. Reports to Stockholders.

(a)

Annual Report

October 31, 2023

Blue Horizon BNE ETF

Ticker: BNE

Blue Horizon BNE ETF

Blue Horizon BNE ETF

Letter to Shareholders

Dear Shareholders,

Thank you for your investment in the NYSE Arca-listed Blue Horizon BNE ETF (“BNE” or the “Fund”). The Fund seeks to track the performance, before fees and expenses, of the Blue Horizon New Energy Economy 100 Index (the “Index”). The Index seeks to track the performance of a portfolio of companies that are leaders, enablers, and beneficiaries of a transformational shift in the new ways energy is produced, stored, distributed, and consumed. The design of the underlying index seeks to produce a balanced, diversified, and holistic exposure to the New Energy Economy created by the current Global Energy Transition.

The Blue Horizon New Energy Economy 100 Index consists of a portfolio of 100 U.S. and foreign companies that fall within the Blue Horizon-defined New Energy Economy segments:

1.

E-mobility: Companies whose core products, services, technologies, or intellectual property are being transformed by advances in the way energy is used or consumed (e.g., electric vehicles, portable consumer devices and electronics, devices that improve mobility, and tools).

2.

Energy Storage: Companies developing new technologies, products, or services for the storage of energy (e.g., batteries, thermal units, mechanical units, chemical units, and related battery sub-components).

3.

Performance Materials: Companies engaged in activities related to the mining and production or refinement of critical elements, critical intermediates, specialty materials, performance materials, advanced material systems, and sub-systems used across the New Energy Economy.

4.

Energy Distribution: Companies driving advancements in the distribution of energy (e.g., microgrids, distributed energy systems, smart grids, charging infrastructure and services, and related infrastructure).

5.

Energy Generation: Companies engaged in making clean or alternative energy generation more cost-effective, safe, and sustainable (e.g., energy generation from solar, wind, hydrogen, fusion, fission, geothermal, biofuels, and clean fuels).

The underlying index was reconstituted and rebalanced on March 1st and September 1st and as always maintains the following:

●	Diversification and balance across all five segments of the New Energy Economy

●	Diversification across geography (Americas, Europe, Asia), global exposure to 100 leaders and innovators

Blue Horizon BNE ETF

LETTER TO SHAREHOLDERS (Continued)

●	Balanced constituent weightings (equal 1% weights at rebalancing)

●	Framework constructed and supported by a team of experienced industry professionals

In our opinion, the fundamental macro drivers and tailwinds of the Energy Transition strengthened during the period and are summarized as:

●	Cost reduction, efficiency (better economics, viability)

●	Innovation and technology advancements

●	Health and environmental issues

●	Public policy, corporate action, and citizen awareness

●	Demand for sustainable and decentralized energy

We are proud to report that Blue Horizon’s New Energy index framework continues to lead its Peer Group indices in total return, lowest realized volatility, and lowest max drawdown both year-to-date (“YTD”) and since inception. We believe that the Blue Horizon New Energy Economy 100 Index is superior to its competitors for capturing the broad-based elements of the New Energy Economy.

The macroeconomic environment provided challenging headwinds for our theme (New Energy) in the second half of 2023 after a strong start to the year. Our view is that certain aspects of the theme are oversold and will eventually rebound. We also believe the investment case for the New Energy Economy continues to strengthen.

So why has the New Energy theme struggled recently despite our belief in a strengthening investment case? Our view is that a combination of factors has contributed to the negative equity performance of the New Energy theme:

1.	Inflation, interest rates, and a hostile fed have impacted growth equity and long-dated equity.

2.	Coming off the very robust return years of 2019-2020, clean energy has been caught in a rotation away and is now probably oversold in certain sub-sectors.

3.	Geopolitical issues supporting high oil prices.

4.	Outflows from New Energy funds.

Performance

From November 1, 2022 to October 31, 2023 (the “current fiscal period”), the Fund’s market price decreased -13.45%, and the net asset value (“NAV”) decreased -13.77%. Meanwhile, the Fund’s Index returned -12.80%. During the current fiscal period, the S&P 500® Index, a broad market index, increased 10.14%, and the S&P 500® Energy Index decreased -2.03%.

Blue Horizon BNE ETF

LETTER TO SHAREHOLDERS (Continued)

For the current fiscal period the best performing constituents of the Fund were Ecopro BM Company, Ltd., CMOC Group, Ltd. and Cameco Corporation.

For the current fiscal period the worst performing constituents of the Fund were Lithium Americas Corporation, Enphase Energy, Inc. and Li-Cycle Holdings Corporation.

The Fund commenced operations on December 8, 2020, and has 225,000 shares outstanding as of October 31, 2023.

Blue Horizon’s Key Messages:

We believe the global Energy Transition is a multi-decade thematic growth investment opportunity beginning to accelerate and at a critical inflection point.

The new ways the world consumes, stores, delivers, and generates energy are dynamic and growing quickly. Investors should seek efficient, sensible, and balanced exposure to this New Energy growth theme as part of their overall energy allocation.

We believe that BNE offers long-term and serious investors a smart, diversified, and balanced approach to the New Energy Economy growth theme.

We appreciate your investment in the Blue Horizon BNE ETF.

Sincerely,

J. Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Must be preceded or accompanied by a prospectus.

The S&P 500® Index includes the 500 leading companies and captures approximately 80% coverage of available market capitalization. It is not possible to invest directly in an index.

The S&P 500® Energy Index comprises those companies included in the S&P 500® that are classified as members of the GICS® energy sector. One cannot invest directly in an index.

Past performance does not guarantee future results.

Investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets.

ETFs may trade at a premium or discount to their net asset value. Shares of ETFs are bought and sold at market price (rather than NAV) and not individually redeemed from the fund. Brokerage commissions will reduce returns.

Blue Horizon BNE ETF

LETTER TO SHAREHOLDERS (Continued)

Market returns are based on the primary exchange’s official close price at 4:00 p.m. Eastern time and do not represent the returns you would receive if you traded shares at other times.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Exchange Traded Concepts is the Adviser to Blue Horizon BNE ETF, which is distributed by Quasar Distributors, LLC (“Quasar”). Quasar is not affiliated with Exchange Traded Concepts, LLC.

Blue Horizon BNE ETF

Performance Summary
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 8, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Blue Horizon BNE ETF

Performance Summary
(Unaudited) (Continued)

Average Annual Total Returns October 31, 2023	One Year	Since Inception (12/8/2020)
Blue Horizon BNE ETF - NAV	-13.77%	-7.91%
Blue Horizon BNE ETF - Market	-13.45%	-7.80%
Blue Horizon New Energy Economy 100 Index (1)	-12.80%	-6.73%
S&P 500® Index (1)(2)	10.14%	6.03%
S&P 500® Energy Sector Index (1)(3)	-2.03%	36.02%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

The total operating expenses prior to waivers as stated in the fee table to the Fund’s prospectus dated February 28, 2023 is 0.89%. Effective December 2, 2020 the Adviser has contractually agreed to waive 0.02% of its adviser fee until at least February 28, 2024. For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
(3)	The S&P 500® Energy Sector Index comprises those companies included in the S&P 500 that are classified as members of the energy sector.

Blue Horizon BNE ETF

Portfolio Allocation
As of October 31, 2023 (Unaudited)

Sector	Percentage of Net Assets
Industrial(a)	27.9%
Basic Materials	22.8
Consumer, Cyclical	15.0
Energy	12.7
Utilities	10.7
Technology	6.1
Communications	3.2
Consumer, Non-cyclical	1.0
Short-Term Investments	0.5
Other Assets in Excess of Liabilities	0.1
Total	100.0%

(a)

The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. See Note 7 in Notes to Financial Statements.

Blue Horizon BNE ETF

Schedule of Investments
October 31, 2023

Shares	Security Description	Value
	COMMON STOCKS — 99.4%
	Belgium — 1.1%
	Basic Materials — 1.1%
2,081	Umicore SA	$49,382
		49,382
	Brazil — 2.3%
	Basic Materials — 1.3%
4,101	Vale SA - ADR	56,225

	Industrial — 1.0%
7,207	WEG SA	47,061
		103,286
	Canada — 9.1%
	Basic Materials — 5.8%
1,481	Cameco Corporation	60,520
11,538	Capstone Copper Corporation (a)	39,229
2,507	ERO Copper Corporation (a)	33,986
5,933	Ivanhoe Mines, Ltd. - Class A (a)	43,677
3,041	Lithium Americas Argentina Corporation (a)	16,817
3,041	Lithium Americas Corporation (a)	20,375
7,042	Lundin Mining Corporation	43,928
		258,532
	Energy — 1.9%
13,101	Ballard Power Systems, Inc. (a)	43,626
1,978	Canadian Solar, Inc. (a)	39,520
		83,146
	Industrial — 0.4%
11,926	Li-Cycle Holdings Corporation (a)	15,981

	Utilities — 1.0%
2,067	Brookfield Renewable Partners LP	43,324
		400,983

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	Chile — 2.0%
	Basic Materials — 2.0%
2,957	Antofagasta plc	$48,261
805	Sociedad Quimica y Minera de Chile SA - ADR	38,962
		87,223
		87,223
	China — 8.2%
	Basic Materials — 3.3%
90,000	CMOC Group, Ltd. - H-Shares	53,601
10,600	Ganfeng Lithium Group Company, Ltd. - H-Shares (b)	37,999
9,600	Tianqi Lithium Corporation - H-Shares	51,775
		143,375
	Consumer, Cyclical — 2.6%
2,000	BYD Company, Ltd. - H-Shares	60,680
30,000	Yadea Group Holdings, Ltd. (b)	54,827
		115,507
	Energy — 1.2%
1,662	JinkoSolar Holding Company, Ltd. - ADR (a)	54,165

	Industrial — 1.1%
101,600	Goldwind Science & Technology Company, Ltd.	48,433
		361,480
	France — 1.1%
	Industrial — 1.1%
312	Schneider Electric SE	47,812
		47,812
	Germany — 5.0%
	Consumer, Cyclical — 2.9%
500	Bayerische Motoren Werke AG	46,313
726	Mercedes-Benz Group AG	42,536
361	Volkswagen AG	41,516
		130,365
	Industrial — 1.1%
358	Siemens AG	47,286

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	Germany — 5.0% (Continued)
	Technology — 1.0%
1,492	Infineon Technologies AG	$43,329
		220,980
	Ireland — 1.1%
	Industrial — 1.1%
264	Trane Technologies plc	50,242
		50,242
	Israel — 0.5%
	Energy — 0.5%
318	SolarEdge Technologies, Inc. (a)	24,152
		24,152
	Italy — 1.1%
	Industrial — 1.1%
1,355	Prysmian SpA	50,544
		50,544
	Japan — 2.0%
	Consumer, Cyclical — 2.0%
3,200	Denso Corporation	46,475
4,700	Panasonic Holdings Corporation	40,624
		87,099
		87,099
	Luxembourg — 0.6%
	Energy — 0.6%
8,376	FREYR Battery SA (a)	26,887
		26,887
	Netherlands — 5.0%
	Consumer, Cyclical — 1.3%
2,931	Stellantis NV	54,526

	Industrial — 2.7%
958	Alfen NV (a)(b)	30,044
1,534	AMG Critical Materials NV	39,855
1,950	Signify NV (b)	50,416
		120,315

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	Netherlands — 5.0% (Continued)
	Technology — 1.0%
264	NXP Semiconductors NV	$45,522
		220,363
	New Zealand — 1.1%
	Utilities — 1.1%
16,510	Meridian Energy, Ltd.	46,383
		46,383
	Republic of Korea — 6.8%
	Basic Materials — 0.9%
127	LG Chem, Ltd.	41,376

	Communications — 0.9%
122	Samsung SDI Company, Ltd.	38,437

	Consumer, Cyclical — 2.0%
380	Hyundai Motor Company	47,748
136	LG Energy Solution, Ltd. (a)	38,820
		86,568
	Energy — 0.8%
411	SK Innovation Company, Ltd. (a)	37,188

	Industrial — 2.2%
222	Ecopro BM Company, Ltd.	32,251
355	L&F Company, Ltd.	34,276
169	POSCO Future M Company, Ltd.	29,594
		96,121
		299,690
	Russian Federation — 0.0% (c)
	Basic Materials — 0.0% (c)
2,645	MMC Norilsk Nickel PJSC - ADR (a)(d)	26
		26
	Singapore — 0.5%
	Energy — 0.5%
3,712	Maxeon Solar Technologies, Ltd. (a)	23,163
		23,163

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	South Africa — 1.1%
	Basic Materials — 1.1%
1,457	Anglo American Platinum, Ltd.	$48,497
		48,497
	Switzerland — 2.2%
	Basic Materials — 1.1%
9,646	Glencore plc	50,934

	Industrial — 1.1%
1,424	ABB, Ltd.	47,631
		98,565
	United Kingdom — 1.2%
	Utilities — 1.2%
856	National Grid plc - ADR	51,488
		51,488
	United States — 47.4% (e)
	Basic Materials — 6.2%
186	Air Products and Chemicals, Inc.	52,535
277	Albemarle Corporation	35,118
7,620	Energy Fuels, Inc. (a)	61,036
1,355	Freeport-McMoRan, Inc.	45,772
2,421	Livent Corporation (a)	35,322
2,606	MP Materials Corporation (a)	42,738
		272,521
	Communications — 2.3%
950	Cisco Systems, Inc.	49,524
1,178	Uber Technologies, Inc. (a)	50,983
		100,507
	Consumer, Cyclical — 4.2%
227	Cummins, Inc.	49,100
1,585	General Motors Company	44,697
25,946	SES AI Corporation (a)	46,962
225	Tesla, Inc. (a)	45,189
		185,948
	Consumer, Non-cyclical — 1.0%
656	Archer-Daniels-Midland Company	46,950

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	United States — 47.4% (e) (Continued)
	Energy — 7.2%
408	Enphase Energy, Inc. (a)	$32,469
16,216	Eos Energy Enterprises, Inc. (a)	28,540
295	First Solar, Inc. (a)	42,023
1,139	NextEra Energy Partners LP	30,833
6,486	Plug Power, Inc. (a)	38,203
2,651	Shoals Technologies Group, Inc. - Class A (a)	40,719
4,011	Sunnova Energy International, Inc. (a)	36,620
7,296	SunPower Corporation (a)	31,154
3,796	Sunrun, Inc. (a)	36,631
		317,192
	Industrial — 15.0%
329	Acuity Brands, Inc.	53,288
461	Advanced Energy Industries, Inc.	40,227
546	AeroVironment, Inc. (a)	62,604
7,367	Archer Aviation, Inc. - Class A (a)	34,993
240	Eaton Corporation plc	49,898
550	Emerson Electric Company	48,934
514	EnerSys	43,988
284	Honeywell International, Inc.	52,046
783	Itron, Inc. (a)	44,850
544	ITT, Inc.	50,782
391	Jacobs Solutions, Inc.	52,120
7,276	Joby Aviation, Inc. (a)	38,345
897	Johnson Controls International plc	43,971
350	Universal Display Corporation	48,713
		664,759
	Technology — 4.1%
359	Applied Materials, Inc.	47,514
573	ON Semiconductor Corporation (a)	35,893
482	QUALCOMM, Inc.	52,533
313	Texas Instruments, Inc.	44,449
		180,389

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	United States — 47.4% (e) (Continued)
	Utilities — 7.4%
1,181	Ameresco, Inc. - Class A (a)	$30,883
670	American Electric Power Company, Inc.	50,612
1,113	Dominion Energy, Inc.	44,876
761	Edison International	47,989
789	NextEra Energy, Inc.	45,999
3,185	PG&E Corporation (a)	51,916
925	Xcel Energy, Inc.	54,824
		327,099
		2,095,365
	TOTAL COMMON STOCKS (Cost $5,846,503)	4,393,610

	SHORT-TERM INVESTMENTS — 0.5%
22,911	First American Government Obligations Fund - Class X, 5.28% (f)	22,911
	TOTAL SHORT-TERM INVESTMENTS (Cost $22,911)	22,911

	TOTAL INVESTMENTS (Cost $5,869,414) — 99.9%	4,416,521
	Other Assets in Excess of Liabilities — 0.1%	2,390
	NET ASSETS — 100.0%	$4,418,911

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. At October 31, 2023, the value of these securities amounted to $173,286 or 3.9% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 7 in Notes to Financial Statements.

(f)	Rate shown is the annualized seven-day yield as of October 31, 2023.

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Statement of Assets and Liabilities
October 31, 2023

ASSETS
Investments in securities, at value (Cost $5,869,414)	$4,416,521
Dividends and interest receivable	5,884
Total assets	4,422,405

LIABILITIES
Management fees payable, net of waiver	3,494
Total liabilities	3,494

NET ASSETS	$4,418,911

Net Assets Consist of:
Paid-in capital	$7,669,481
Total distributable earnings (accumulated deficit)	(3,250,570)
Net assets	$4,418,911

Net Asset Value:
Net assets	$4,418,911
Shares outstanding ^	225,000
Net asset value, offering and redemption price per share	$19.64

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Statement of Operations
For the Year Ended October 31, 2023

INCOME
Dividends+	$106,100
Interest	1,229
Total investment income	107,329

EXPENSES
Management fees	59,725
Total expenses	59,725
Less: fees waived (Note 3)	(1,342)
Net expenses	58,383
Net investment income (loss)	48,946

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(504,476)
In-kind redemptions	435,367
Foreign currency transactions	(7,682)
Change in unrealized appreciation (depreciation) on:
Investments	(423,146)
Foreign currency translation	105
Net realized and unrealized gain (loss) on investments	(499,832)
Net increase (decrease) in net assets resulting from operations	$(450,886)

+	Net of foreign taxes withheld of $12,841.

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2023	Year Ended October 31, 2022
OPERATIONS
Net investment income (loss)	$48,946	$15,856
Net realized gain (loss) on investments and foreign currency	(76,791)	(888,387)
Change in unrealized appreciation (depreciation) on investments and foreign currency translation	(423,041)	(1,465,100)
Net increase (decrease) in net assets resulting from operations	(450,886)	(2,337,631)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(17,516)	—
Total distributions to shareholders	(17,516)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,905,812	—
Payments for shares redeemed	(3,300,528)	(631,272)
Transaction fees (Note 6)	1,721	277
Net increase (decrease) in net assets derived from capital share transactions (a)	(1,392,995)	(630,995)
Net increase (decrease) in net assets	$(1,861,397)	$(2,968,626)

NET ASSETS
Beginning of year	$6,280,308	$9,248,934
End of year	$4,418,911	$6,280,308

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	75,000	—
Shares redeemed	(125,000)	(25,000)
Net increase (decrease)	(50,000)	(25,000)

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended October 31,				Period Ended October 31, 2021(1)
	2023		2022
Net asset value, beginning of year/period	$22.84		$30.83		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.18		0.05		0.03
Net realized and unrealized gain (loss) on investments (8)	(3.33)		(8.04)		5.78
Total from investment operations	(3.15)		(7.99)		5.81

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.06)		—		(0.00	)(3)
Total distributions to shareholders	(0.06)		—		(0.00)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.01		0.00	(3)	0.02
Net asset value, end of year/period	$19.64		$22.84		$30.83

Total return	-13.77%		-25.92%		23.34	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$4,419		$6,280		$9,249

RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived	0.89%		0.89%		0.89	%(5)
Expenses after fees waived	0.87	%(6)	0.87	%(6)	0.87	%(5)(6)
Net investment income (loss) before fees waived	0.71%		0.19%		0.11	%(5)
Net investment income (loss) after fees waived	0.73	%(6)	0.21	%(6)	0.13	%(5)(6)
Portfolio turnover rate (7)	56%		65%		76	%(4)

(1)	Commencement of operations on December 8, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	The Adviser has agreed to waive 2 basis points (0.02%) of its management fees for the Fund until at least February 28, 2024 (See Note 3 in Notes to Financial Statements).
(7)	Excludes the impact of in-kind transactions.
(8)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Notes to Financial Statements
October 31, 2023

NOTE 1 – ORGANIZATION

Blue Horizon BNE ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Blue Horizon New Energy Economy 100 Index. The Fund commenced operations on December 8, 2020.

The end of the reporting period for the Fund is October 31, 2023, and the period covered by these Notes to Financial Statements is the fiscal year from November 1, 2022 through October 31, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Blue Horizon BNE ETF

Notes to Financial Statements
October 31, 2023 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Blue Horizon BNE ETF

Notes to Financial Statements
October 31, 2023 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,393,584	$—	$26	$4,393,610
Short-Term Investments	22,911	—	—	22,911
Total Investments in Securities	$4,416,495	$—	$26	$4,416,521

^	See Schedule of Investments for breakout of investments by country and sector classifications.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net

Blue Horizon BNE ETF

Notes to Financial Statements
October 31, 2023 (Continued)

taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

Blue Horizon BNE ETF

Notes to Financial Statements
October 31, 2023 (Continued)

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. During the fiscal year ended October 31, 2023, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(351,411)	$351,411

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Blue Horizon BNE ETF

Notes to Financial Statements
October 31, 2023 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distributions (12b-1) fees and expenses (“Excluded Expenses”). For services provided to the Fund, the Fund pays the Adviser a unified management fee, calculated daily and paid monthly, at an annual rate of 0.89% based on the Fund’s average daily net assets with a fee waiver of 0.02% until at least February 28, 2024. This agreement may only be terminated before that date by or with the consent of the Fund’s Board of Trustees.

The Adviser has entered into an agreement with Blue Horizon Capital LLC (the “Sponsor”), under which the Sponsor agrees to (i) sub-license the Index to the Adviser for use by the Fund, (ii) assist with the development of and provide other support to the Fund, and (iii) assume the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses, and, to the extent applicable, pay the Adviser’s minimum fee for its services under the arrangement. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not act as an investment adviser or otherwise provide investment advice to the Fund, but does serve as the Index Provider.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting, prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Blue Horizon BNE ETF

Notes to Financial Statements
October 31, 2023 (Continued)

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $3,682,842 and $4,055,101, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $1,611,179 and $2,599,801, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at October 31, 2023 were as follows:

Tax cost of investments	$5,951,696
Gross tax unrealized appreciation	$158,325
Gross tax unrealized depreciation	(1,693,500)
Net tax unrealized appreciation (depreciation)	(1,535,175)
Undistributed ordinary income	42,809
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(1,758,204)
Distributable earnings (accumulated deficit)	$(3,250,570)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2023, the Fund deferred, on a tax basis, no late-year ordinary losses and no post-October capital losses.

As of October 31, 2023, the Fund had a short-term capital loss carryforward of $773,550 and $984,584 of long-term capital loss carryforward available. These amounts do not have an expiration date.

Blue Horizon BNE ETF

Notes to Financial Statements
October 31, 2023 (Continued)

The tax character of distributions paid by the Fund during the fiscal years ended October 31, 2023 and October 31, 2022 was $17,516 and $0 of ordinary income, respectively.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called, “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $1,000, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Blue Horizon BNE ETF

Notes to Financial Statements
October 31, 2023 (Continued)

NOTE 7 – RISKS

Geographic Investment Risk. To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Russia/Ukraine Conflict. On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

Blue Horizon BNE ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Blue Horizon BNE ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Blue Horizon BNE ETF (the “Fund”), a series of ETF Series Solutions, as of October 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for the years ended October 31, 2023 and 2022 and for the period from December 8, 2020 (commencement of operations) to October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations, the changes in net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Blue Horizon BNE ETF

Report of Independent Registered Public Accounting Firm
(Continued)

We have served as the auditor for one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 20, 2023

Blue Horizon BNE ETF

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee and Nominating and Governance Committee Chairman	Indefinite term; Trustee since 2012; Committee Chairman since 2023	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	57	Independent Trustee, PPM Funds (2 portfolios) (since 2018).

Blue Horizon BNE ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Michael A. Castino Born: 1967	Trustee	Indefinite term; Trustee since 2014; Chairman since 2013	Managing Director, Investment Manager Solutions, Sound Capital Solutions LLC (since 2023); Senior Vice President, U.S. Bancorp Fund Services, LLC (2013–2023); Managing Director of Index Services, Zacks Investment Management (2011–2013).	57	None

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)

Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Deputy Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2021-2022); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).

Blue Horizon BNE ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust (continued)
Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015).
Joshua J. Hinderliter Born: 1983	Secretary	Indefinite term; since 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Managing Associate, Thompson Hine LLP (2016–2022).
Vladimir V. Gurevich Born: 1983	Assistant Treasurer	Indefinite term; since 2022	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2023); Officer, U.S. Bancorp Fund Services, LLC (2021-2023); Fund Administrator, UMB Fund Services, Inc. (2015–2021).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Officer, U.S. Bancorp Fund Services, LLC (2014-2017, 2018-2022).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://www.bne-etf.com/.

Blue Horizon BNE ETF

Expense Example
For the Six-Months Ended October 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period(1)
Actual	$1,000.00	$806.70	$3.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.82	$4.43

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized net expense ratio, 0.87%, multiplied by the average account value during the period, multiplied by 184/365 to reflect the one-half year period.

Blue Horizon BNE ETF

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Blue Horizon BNE ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 5, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of Blue Horizon BNE ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Fund by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Fund, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Fund as well as other series of the Trust, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, representatives from the Adviser provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated on the approval of the continuation of the Advisory Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s

Blue Horizon BNE ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited) (Continued)

review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund as well as other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board also considered other services provided by the Adviser to the Fund, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an index-based fund. Additionally, the Board considered that the Adviser does not serve as the index provider to the Fund; rather, the Fund tracks an index created and owned by Blue Horizon Capital LLC.

Historical Performance. The Trustees next considered the Fund’s performance. The Board observed that additional information regarding the Fund’s past investment performance, for periods ended June 30, 2023, had been included in the Materials, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”). The Barrington Report, however, did not provide performance information for the Fund’s Morningstar category – US Fund Miscellaneous (the “Category Peer Group”), because the Category Peer Group was comprised of funds that, like the Fund, do not fit within one of Morningstar’s existing categories but otherwise shared little else in common with the Fund and its investment strategy. The Peer Group, by contrast, was comprised of various funds with significant equity exposure to the traditional energy sector as well as other funds with significant exposure to renewable forms of energy, such as electric vehicles and lithium battery technology. The Board noted, however, that the Fund, unlike many of the funds in its Peer Group, allocates a smaller percentage of its assets to equity securities of companies in the energy sector and a larger percentage of its assets to equity securities of companies in the materials, industrial and consumer sectors.

Additionally, at the Board’s request, the Adviser identified a small group of funds that the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in the Selected Peer Group include ETFs with their own indices for transformational economies as well as funds that invest in the “new energy” sector. However, the Board took into consideration that there are not many new energy ETFs

Blue Horizon BNE ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited) (Continued)

in the market available for comparison, and even fewer ETFs available for comparison that are as balanced and diversified as the Fund across the myriad segments of the new energy economy.

The Board noted that, for each of the one-year and since inception periods ended June 30, 2023, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) slightly underperformed, but was generally consistent with, the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board also noted that the Fund significantly underperformed its broad-based benchmark, the S&P 500 Energy Sector, for the one-year and since inception periods ended December 31, 2022, while outperforming the S&P 500 Index over the one-year period, despite underperforming the S&P 500 Index over the since inception period. The S&P 500 Index provides an indication of the performance of U.S. large-cap companies, and the S&P 500 Energy Sector reflects the performance of U.S. large-cap companies in the energy sector.

The Board also considered that, for the one-year period ended June 30, 2023, the Fund significantly outperformed the median return of its Peer Group and outperformed most of the funds in the Selected Peer Group.

The Board also considered that the Fund commenced operations on December 8, 2020, and thus had been operating for less than three years as of June 30, 2023, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.

Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.

The Board noted that the Fund’s net expense ratio was two basis points lower than its unified fee (described above) due to a contractual fee waiver. The Board compared the Fund’s net expense ratio to its Peer Group and Category Peer Group as shown in the Barrington Report, as well as its Selected Peer Group. The Board noted that although the Fund had a higher net expense ratio than all of the funds in its Peer Group, the

Blue Horizon BNE ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited) (Continued)

Fund’s net expense ratio was significantly lower than the median net expense ratio of its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was the highest net expense ratio among the funds in its Selected Peer Group.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the Board would evaluate whether those economies were appropriately shared with Fund shareholders, whether through the structure and amount of the fee or by other means.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Blue Horizon BNE ETF

Federal Tax Information
(Unaudited)

For the fiscal year ended October 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percent of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2023 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00%.

Foreign Tax Credit Pass Through
(Unaudited)

For the year ended October 31, 2023 Blue Horizon BNE ETF earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows.

Foreign Source Income Earned	Foreign Taxes Paid
$93,666	$12,841

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at www.bne-etf.com. The Fund’s portfolio holdings are posted on its website at www.bne-etf.com daily.

Blue Horizon BNE ETF

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.bne-etf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.bne-etf.com.

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Adviser

Exchange Traded Concepts, LLC

10900 Hefner Point Drive, Suite 400

Oklahoma City, Oklahoma 73120

Index Provider

Blue Horizon Capital LLC

2020 Kings Manor Drive

Weddington, North Carolina 28104

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Blue Horizon BNE ETF

Symbol – BNE

CUSIP – 26922B303

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2023	FYE 10/31/2022
(a) Audit Fees	$15,000	$14,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,500	$3,500
(d) All Other Fees	$0	$0

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(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2023	FYE 10/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser).

Non-Audit Related Fees	FYE 10/31/2023	FYE 10/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b)	Not applicable.

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Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

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Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/8/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/8/2024

*	Print the name and title of each signing officer under his or her signature.

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